UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   12-31-00


Check here if Amendment [_]; Amendment Number:
     This Amendment (Check only one.):  [_]   is a restatement.
                                        [_]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Second Curve Capital, LLC
Address: 200 Park Ave, New York, NY 10166



Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Stephen D. Krug
Title:   COO
Phone:   212-808-3546

Signature, Place, and Date of Signing:

/s/ Stephen D. Krug
-------------------
     [Signature]                   New York, NY                 March 16, 2001

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                    0
                                                 ------

Form 13F Information Table Entry Total:              30
                                                 ------

Form 13F Information Table Value Total:          $  214
                                                 ------
                                               (thousands)




List of Other Included Managers:

None

                                    FORM 13F

                                INFORMATION TABLE


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                                                        FAIR                                               VOTING AUTHORITY
                             TITLE                    MARKET   SHARES OR                        OTHER
NAME OF ISSUER                OF           CUSIP       VALUE   PRINCIPAL SH/ PUT/  INVESTMENT   MANA-    SOLE     SHARED    NONE
                             CLASS        NUMBER     (x$1000)   AMOUNT   AMT CALL  DISCRETION   GERS     (A)       (B)       (C)
------------------------------------------------------------------------------------------------------------------------------------
AMERITRADE HLDG CORP CL A    CL A         03072H109    4,904    700,516  SH        SOLE                  700,516
BLACKROCK INC CL A           CL A         09247X101    5,143    122,464  SH        SOLE                  122,464
PACIFIC CENTURY FINCL CORP   COM          694058108    4,980    281,543  SH        SOLE                  281,543
COMMERCE BANCORP INC-NJ      COM          200519106    8,630    126,217  SH        SOLE                  126,217
COUNTRYWIDE CREDIT INDS INC  COM          222372104   10,835    215,617  SH        SOLE                  215,617
COMPUCREDIT CORP             COM          20478N100    8,139    449,021  SH        SOLE                  449,021
CHARTER ONE FINCL INC        COM          160903100    9,891    342,557  SH        SOLE                  342,557
CAPITAL ONE FINCL CORP       COM          14040H105   19,466    295,777  SH        SOLE                  295,777
CITY NATIONAL CORP           COM          178566105    1,450     37,355  SH        SOLE                   37,355
DIME BANCORP INC             COM          25429Q102    7,882    266,629  SH        SOLE                  266,629
E TRADE GROUP INC            COM          269246104    1,817    246,408  SH        SOLE                  246,408
FEDERATED INVESTORS INC      CL B         314211103    9,214    316,344  SH        SOLE                  316,344
FEDERAL NATL MTGE ASSN       COM          313586109    8,037     92,640  SH        SOLE                   92,640
FIRST REPUBLIC INC           COM          336158100    5,517    167,177  SH        SOLE                  167,177
FEDERAL HOME LN MTGE         COM          313400301   11,430    165,953  SH        SOLE                  165,953
GREENPOINT FINCL CORP        COM          395384100   10,753    262,662  SH        SOLE                  262,662
GOLDEN STATE BANCORP         COM          381197102   21,429    681,639  SH        SOLE                  681,639
HOUSEHOLD INTL INC           COM          441815107    5,513    100,232  SH        SOLE                  100,232
NEXTCARD INC                 COM          65332K107    4,003    500,356  SH        SOLE                  500,356
PROVIDIAN FINCL GROUP        COM          74406A102   17,490    304,174  SH        SOLE                  304,174
CHARLES SCHWAB CORP NEW      COM          808513105    3,958    126,791  SH        SOLE                  126,791
SYNOVUS FINCL CORP           COM          87161C105    9,397    348,842  SH        SOLE                  348,842
TCF FINCL CORP               COM          872275102    9,324    209,233  SH        SOLE                  209,233
UNIONBANCAL CORP             COM          908906100    5,668    235,542  SH        SOLE                  235,542
WASHINGTON MUTUAL            COM          939322103    8,987    169,375  SH        SOLE                  169,375
                                          TOTAL          214